Commitments and contingencies - Schedule of other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Abstract]
Loans and grants	€ 49	€ 143
Royalties	8,262	8,941
OTHER COMMITMENTS	€ 8,311	€ 9,084